Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Apr. 30, 2021 $ / shares
Short term borrowings
Principal amount | $			$ 862,500
Share price | $ / shares									$ 150
Weighted average interest rate on short-term borrowings				2.64%		2.69%		2.64%
Proceeds from borrowings				¥ 471,322	$ 64,571	¥ 1,750,194	¥ 3,741,482
Secured Borrowings
Short term borrowings
Principal amount				¥ 2,077,803		¥ 1,802,672
Secured Borrowings | 5-year LPR | Maximum
Short term borrowings
Interest rate (as a percent)						0.60%
Secured Borrowings | 5-year LPR | Minimum
Short term borrowings
Interest rate (as a percent)				0.80%	0.80%	0.80%
Convertible debt
Short term borrowings
Interest expense debt				¥ 33,451		¥ 32,657	¥ 31,076
Principal amount			$ 1,000	6,316,519		6,108,829		$ 862,500
Percentage of discount on share issue price		26.56%	26.56%
Unamortized debt issuance cost				¥ 61,622		77,263
Effective interest rate				0.55%				0.55%
Interest rate (as a percent)			0.25%
Proceeds from borrowings		¥ 5,533,238	$ 844,876
Debt instrument principal amount		100.00%	100.00%
Number of holders who exercised right to repurchase | item				0	0
Convertible debt | American depository shares
Short term borrowings
Initial conversion price | $ / shares			$ 28.34
Debt instrument convertible conversion ratio		35.2818	35.2818
Convertible debt | Class A Ordinary Shares
Short term borrowings
Initial conversion price | $ / shares			$ 14.17
Bonds
Short term borrowings
Principal amount	¥ 700,000
Term of borrowings (in years)	1 year
Interest rate (as a percent)	2.50%
Credit guaranteed borrowing
Short term borrowings
Principal amount				¥ 100,000		200,000
Repayments of Secured Debt						¥ 100,000
Credit guaranteed borrowing | 1-year LPR
Short term borrowings
Interest rate (as a percent)				1.01%	1.01%	0.75%